Document and Entity Information	Oct. 26, 2023
Cover [Abstract]
Document Type	N-2/A
Securities Act File Number	333-274351
Entity Registrant Name	RUNWAY GROWTH FINANCE CORP.
Entity Address, State or Province	IL
Entity Address, Address Line One	205 N. Michigan Ave.,
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	281-6270
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001653384
Amendment Flag	false